22,263-8                         Exchange Act-Forms               1868   4-28-99

                                    FORM 13F

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                                                          OMB APPROVAL
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                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  August Capital Management, L.L.C.
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Address:  2480 Sand Hill Road,  Suite 101, Menlo Park, CA  94025
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Form 13F File Number: 28-05453 _________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark G. Wilson

Title:  Member

Phone:  650 234-9900

Signature, Place, and Date of Signing:

/s/ Mark G. Wilson
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[Signature]

Menlo Park, CA
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[City, State]

May 11, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                     None
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Form 13F Information Table Entry Total:                   4
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Form 13F Information Table Value Total:         $    41,268
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                                                (thousands)

List of Other Included Managers:                       None

                                                   FORM 13F INFORMATION TABLE


                                                         VALUE      SHARES/    SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT    PRN  CALL  DSCRETN MANAGERS   SOLE    SHARED    NONE
---------------------------  -------------- --------- -----------   --------   ---  ----  ------- -------- --------  -------  ------
Metawave                     Common         591409107       7,504   1,214,310  SH         Sole              1,214,310      0      0
Red Hat                      Common         756577102       1,046     171,678  SH         Sole                171,678      0      0
Telocity                     Common         87971D103      28,203  13,117,705  SH         Sole             13,117,705      0      0
ValiCert                     Common         91915Q105       4,515   1,881,071  SH         Sole              1,881,071      0      0

                                              TOTAL        41,268
